Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 1,384,071,648	$ 1,535,168,086
Retirement And Post Employment Benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	1,371,307,692	1,516,671,029	$ 1,438,849,732
Other long-term benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 12,763,956	$ 18,497,057	$ 17,965,635